THE ADVISORS’ INNER CIRCLE FUND II

Vontobel U.S. Equity Fund

(the “Fund”)

Supplement dated July 1, 2025

to the Fund’s Summary Prospectus and Prospectus, each dated January 28, 2025

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

I.	Effective July 1, 2025 (the “Effective Date”), Matthew Benkendorf will step down from his role as Chief Investment Officer and Head of the Quality Growth Boutique of Vontobel Asset Management, Inc. (“Vontobel”), the Fund’s investment adviser, due to health reasons, and will no longer serve as a portfolio manager for the Fund. As of the Effective Date, Igor Krutov will assume the role of Head, and David Souccar will assume the role of Chief Investment Officer, of Vontobel’s Quality Growth Boutique. Edwin Walczak and Chul Chang will continue to serve as portfolio managers of the Fund.

Accordingly, as of the Effective Date, all references to Mr. Benkendorf in the Summary Prospectus and Prospectus are hereby deleted.

II.	Additionally, as of the Effective Date, Igor Krutov will be appointed as a portfolio manager of the Fund. Accordingly, as of the Effective Date, the Summary Prospectus and Prospectus are hereby amended and supplemented as follows:

1.	In the “Portfolio Managers” section of the Summary Prospectus, and the corresponding section of the Prospectus, the following paragraph is hereby added:

Igor Krutov, Managing Director, Head of the Adviser’s Quality Growth Boutique and Portfolio Manager, has managed the Fund since 2025.

2.	In the “Portfolio Managers” section of the Prospectus, the following paragraph is hereby added:

Igor Krutov, Managing Director, Head of the Adviser’s Quality Growth Boutique and Portfolio Manager, serves as a portfolio manager of the U.S. Equity Fund. Mr. Krutov joined the Adviser in April of 2002. He was previously Director of Research and is also responsible for risk oversight. Prior to joining the Adviser, Mr. Krutov spent seven years at Sanford C. Bernstein, including four years on the number 1 Institutional Investor-rated US Equity Strategy team. Mr. Krutov holds a bachelor’s degree in economics and an MBA in Finance from New York University’s Stern School of Business.

Please retain this supplement for future reference.

VON-SK-001-0100

THE ADVISORS’ INNER CIRCLE FUND II

Vontobel U.S. Equity Fund

(the “Fund”)

Supplement dated July 1, 2025

to the Fund’s Statement of Additional Information (“SAI”), dated January 28, 2025

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

I.	Effective July 1, 2025 (the “Effective Date”), Matthew Benkendorf will step down from his role as Chief Investment Officer and Head of the Quality Growth Boutique of Vontobel Asset Management, Inc. (“Vontobel”), the Fund’s investment adviser, due to health reasons, and will no longer serve as a portfolio manager for the Fund. As of the Effective Date, Igor Krutov will assume the role of Head, and David Souccar will assume the role of Chief Investment Officer, of Vontobel’s Quality Growth Boutique. Edwin Walczak and Chul Chang will continue to serve as portfolio managers of the Fund.

Accordingly, as of the Effective Date, all references to Mr. Benkendorf in the SAI are hereby deleted.

II.	Additionally, as of the Effective Date, Igor Krutov will be appointed as a portfolio manager of the Fund. Accordingly, as of the Effective Date, the SAI is hereby amended and supplemented as follows:

1.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Fund Shares Owned by Portfolio Managers” table:

Name	Dollar Range of Fund Shares Owned (Fund)
Igor Krutov	$100,001 - $500,000 (Vontobel U.S. Equity Fund)*

*	Valuation date is May 31, 2025.

2.	In the “The Portfolio Managers” section of the SAI, the following row is hereby added to the “Other Accounts” table:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Igor Krutov *	1	$19	5	$5,698	1	$4,092

*	Valuation date is May 31, 2025.

Please retain this supplement for future reference.

VON-SK-002-0100